PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	$ 7,689	$ 8,902	$ 8,746
Defined Benefit Plan, Benefits Paid for Unfunded Plans	83	87
U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	5,628	6,343
Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	2,061	2,559
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	245	246	$ 243
Defined Benefit Plan, Benefits Paid for Unfunded Plans	56	59
Cash and cash equivalents | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	276	261
Cash and cash equivalents | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	222	186
Cash and cash equivalents | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	54	75
Cash and cash equivalents | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	8	10
Equity securities U.S.-based companies | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,563	1,816
Equity securities U.S.-based companies | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,118	1,274
Equity securities U.S.-based companies | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	445	542
Equity securities U.S.-based companies | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	116	114
Equity securities International-based companies | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	817	1,063
Equity securities International-based companies | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	398	558
Equity securities International-based companies | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	419	505
Equity securities International-based companies | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	6	7
Government bonds | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	737	866
Government bonds | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	442	455
Government bonds | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	295	411
Government bonds | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	80	79
Corporate bonds and debt securities | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,173	1,566
Corporate bonds and debt securities | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,037	1,379
Corporate bonds and debt securities | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	136	187
Corporate bonds and debt securities | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	8	9
Mutual, pooled and commingled funds | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,123	1,263
Mutual, pooled and commingled funds | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	713	863
Mutual, pooled and commingled funds | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	410	400
Mutual, pooled and commingled funds | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	15	16
Hedge funds/limited partnerships | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	764	799
Hedge funds/limited partnerships | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	723	756
Hedge funds/limited partnerships | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	41	43
Hedge funds/limited partnerships | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	5	5
Real estate | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	464	408
Real estate | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	462	391
Real estate | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	2	17
Real estate | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	3	3
Other | Pension benefits
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	772	860
Other | U.S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	513	481
Other | Non U. S. Plan
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	259	379
Other | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	$ 4	$ 3